Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Other Comprehensive Income (Loss)	OTHER COMPREHENSIVE INCOME (LOSS)
The components of other comprehensive income (loss), including reclassification adjustments by income statement line item, for the years ended December 31, were as follows:

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	Foreign currency translation adjustment
Balance at December 31, 2022	$(3,556.9)	$754.9	$(2,802.0)	$(2,786.3)	$(14.5)	$(1.2)
Other comprehensive income (loss) before reclassifications:
Investment securities	1,256.1	(265.6)	990.5	990.5	0	0
Foreign currency translation adjustment	0.4	(0.1)	0.3	0	0	0.3
Total other comprehensive income (loss) before reclassifications	1,256.5	(265.7)	990.8	990.5	0	0.3
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net realized gains (losses) on securities	(246.9)	51.9	(195.0)	(195.0)	0	0
Interest expense	(0.6)	0.1	(0.5)	0	(0.5)	0
Total reclassification adjustment for amounts realized in net income	(247.5)	52.0	(195.5)	(195.0)	(0.5)	0
Total other comprehensive income (loss)	1,504.0	(317.7)	1,186.3	1,185.5	0.5	0.3
Balance at December 31, 2023	$(2,052.9)	$437.2	$(1,615.7)	$(1,600.8)	$(14.0)	$(0.9)

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	Foreign currency translation adjustment
Balance at December 31, 2021	$52.3	$(11.6)	$40.7	$56.2	$(14.9)	$(0.6)
Other comprehensive income (loss) before reclassifications:
Investment securities	(4,168.4)	878.7	(3,289.7)	(3,289.7)	0	0
Foreign currency translation adjustment	(0.7)	0.1	(0.6)	0	0	(0.6)
Total other comprehensive income (loss) before reclassifications	(4,169.1)	878.8	(3,290.3)	(3,289.7)	0	(0.6)
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net realized gains (losses) on securities	(559.4)	112.2	(447.2)	(447.2)	0	0
Interest expense	(0.5)	0.1	(0.4)	0	(0.4)	0
Total reclassification adjustment for amounts realized in net income	(559.9)	112.3	(447.6)	(447.2)	(0.4)	0
Total other comprehensive income (loss)	(3,609.2)	766.5	(2,842.7)	(2,842.5)	0.4	(0.6)
Balance at December 31, 2022	$(3,556.9)	$754.9	$(2,802.0)	$(2,786.3)	$(14.5)	$(1.2)

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	Foreign currency translation adjustment
Balance at December 31, 2020	$1,187.4	$(255.7)	$931.7	$947.3	$(15.6)	$0
Other comprehensive income (loss) before reclassifications:
Investment securities	(892.4)	193.0	(699.4)	(699.4)	0	0
Foreign currency translation adjustment	(0.8)	0.2	(0.6)	0	0	(0.6)
Total other comprehensive income (loss) before reclassifications	(893.2)	193.2	(700.0)	(699.4)	0	(0.6)
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net realized gains (losses) on securities	242.8	(51.1)	191.7	191.7	0	0
Interest expense	(0.9)	0.2	(0.7)	0	(0.7)	0
Total reclassification adjustment for amounts realized in net income	241.9	(50.9)	191.0	191.7	(0.7)	0
Total other comprehensive income (loss)	(1,135.1)	244.1	(891.0)	(891.1)	0.7	(0.6)
Balance at December 31, 2021	$52.3	$(11.6)	$40.7	$56.2	$(14.9)	$(0.6)
In an effort to manage interest rate risk, we entered into forecasted transactions on Progressive’s debt issuances. During the next 12 months, we expect to reclassify $0.6 million (pretax) into interest expense, related to net unrealized losses on forecasted transactions (see Note 4 – Debt for further discussion).